GENERAL AND ADMINISTRATIVE- Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 10,613	$ 10,063
Depreciation and depletion [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	214	165
Share-based compensation [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	3,009	2,923
Salaries, wages and benefits [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	3,923	3,923
Directors DSU Expense (Recovery) [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	(885)	(707)
Direct general and administrative [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 4,352	$ 3,759